Expense Example - FidelityInternationalDiscoveryFund-RetailPRO - FidelityInternationalDiscoveryFund-RetailPRO - Fidelity International Discovery Fund - Fidelity International Discovery Fund	Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 59
3 years	186
5 years	324
10 years	$ 726